COMMITMENTS AND CONTINGENCIES (Details) - Temporary Equity (USD $)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			114 Months Ended	120 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014
Temporary Equity [Abstract]
Cash and note relief received for shares issued	$ 89,000					$ 197,000	$ 227,000	$ 89,000
Mark redeemable common stock up/down to the redeemable amount	(974)			29,288		52,346	29,516	(974)
Interest on redeemable common stock	247	14,644	12,337	29,288	21,298	50,922	22,701	247	73,870	103,158
Redeemable common stock value				667,758	367,490	367,490	88,273	88,273
Redeemable common stock value	$ 88,273	$ 697,046		$ 697,046		$ 667,758	$ 367,490	$ 88,273	$ 667,758	$ 697,046